(17) DEBENTURES	12 Months Ended
Dec. 31, 2017
Debentures Abstract
DEBENTURES
	December 31, 2016	Debentures issued	Repayments of principal	Interests and monetary adjustment	Exchange rates	December 31, 2017

Debentures	9,067,520	2,486,000	(2,231,451)	913,313	(981,986)	9,253,396
Borrowing costs	(67,575)	(33,371)	-	24,076	-	(76,870)
Total	8,999,945	2,452,629	(2,231,451)	937,389	(981,986)	9,176,526

		December 31, 2017				December 31, 2016
	Issue	Current and noncurrent interest	Current	Noncurrent	Total	Current and noncurrent interest	Current	Noncurrent	Total
CPFL Paulista
6th Issue	Single series	-	-	-	-	47,079	198,000	462,000	707,079
7th Issue	Single series	17,134	126,250	378,750	522,134	28,913	-	505,000	533,913
8th Issue	1st series	1,669	-	215,310	216,980	-	-	-	-
8th Issue	2nd series	2,925	-	358,224	361,149	-	-	-	-
8th Issue	3rd series	1,161	-	131,397	132,558	-	-	-	-
		22,890	126,250	1,083,681	1,232,821	75,992	198,000	967,000	1,240,992

CPFL Piratininga
6th Issue	Single series	1,950	-	44,000	45,950	7,846	33,000	77,000	117,846
7th Issue	Single series	7,973	58,750	176,250	242,973	13,455	-	235,000	248,455
8th Issue	2nd series	7,669	-	246,000	253,669	-	-	-	-
8th Issue	1st series	1,174	-	61,125	62,299	-	-	-	-
		18,766	58,750	527,375	604,891	21,301	33,000	312,000	366,301

RGE
6th Issue	Single series	8,864	-	200,000	208,864	35,666	150,000	350,000	535,666
7th Issue	Single series	5,768	42,500	127,500	175,768	9,733	-	170,000	179,733
8th Issue	2nd series	7,812	-	250,000	257,812	-	-	-	-
8th Issue	1st series	2,573	-	132,573	135,146	-	-	-	-
		25,017	42,500	710,073	777,590	45,399	150,000	520,000	715,399

Companhia Luz e Força Santa Cruz
1st Issue	Single series	-	-	-	-	550	32,500	32,500	65,550

Companhia Jaguari de Energia (CPFL Santa Cruz)
1st Issue	Single series	135	32,500	-	32,635	-	-	-	-

RGE Sul
4th Issue	Single series	16,662	-	1,100,000	1,116,662	32,058	-	1,100,000	1,132,058
6th Issue	Single series	312	-	220,000	220,312	-	-	-	-
		16,974	-	1,320,000	1,336,974	32,058	-	1,100,000	1,132,058

CPFL Brasil
3rd Issue	Single series	6,059	-	400,000	406,059	11,657	-	400,000	411,657

CPFL Geração
5th Issue	Single series	3,366	546,000	-	549,366	12,969	546,000	546,000	1,104,969
6th Issue	Single series	13,671	153,318	306,682	473,671	23,228	-	460,000	483,228
7th Issue	Single series	8,978	-	635,000	643,978	16,379	-	635,000	651,379
8th Issue	Single series	3,401	-	87,905	91,306	3,369	-	85,520	88,889
9th Issue	Single series	550	-	51,672	52,221	524	-	50,278	50,802
		29,966	699,318	1,081,259	1,810,543	56,470	546,000	1,776,798	2,379,268

CPFL Energia
5th Issue	Single series	2,817	-	186,000	188,817	18,069	-	620,000	638,069

CPFL Renováveis
1st Issue - SIIF (*)	1st to 12th series	762	44,968	449,678	495,408	762	41,938	461,314	504,014
1st Issue - PCH Holding 2	Single series	260	8,701	123,391	132,352	644	8,700	132,091	141,435
1st Issue - Dobrevê	Single series	-	-	-	-	425	17,500	-	17,925
2nd Issue - Dobrevê	Single series	39,857	43,329	21,671	104,857	29,153	-	65,000	94,153
1st Issue - Pedra Cheirosa I	Single series	1,617	64,653	-	66,270	6,675	52,200	-	58,875
1st Issue - Pedra Cheirosa II	Single series	1,481	59,203	-	60,684	6,114	47,800	-	53,914
1st Issue - Boa Vista II	Single series	-	-	-	-	6,395	50,000	-	56,395
1st Issue - CPFL Renováveis	Single series	2,970	64,500	258,000	325,470	6,160	43,000	322,500	371,660
2nd Issue - CPFL Renováveis	Single series	5,531	60,000	210,000	275,531	11,486	30,000	270,000	311,486
3rd Issue - CPFL Renováveis	Single series	2,169	98,657	197,343	298,169	4,444	-	296,000	300,444
4th Issue - CPFL Renováveis	1st series	4,534	-	200,000	204,534	7,925	-	200,000	207,925
5th Issue - CPFL Renováveis	Single series	9,716	12,000	88,000	109,716	-	-	-	-
7th Issue - CPFL Renováveis	Single series	6,244	-	253,529	259,773	-	-	-	-
		75,141	456,011	1,801,612	2,332,764	80,183	291,138	1,746,905	2,118,226

CERAN
1st Issue	1st series	181	106,000	212,000	318,181	-	-	-	-
1st Issue	2nd series	121	-	212,000	212,121	-	-	-	-
		302	106,000	424,000	530,302	-	-	-	-

Borrowing costs (**)		(7,580)	(8,745)	(60,546)	(76,870)	(7,346)	(8,545)	(51,684)	(67,575)

		190,489	1,512,584	7,473,454	9,176,526	334,333	1,242,092	7,423,518	8,999,945

		190,487	1,512,584	7,473,454	9,176,526	334,334	1,242,093	7,423,519	8,999,946

	Issue	Quantity issued	Annual Remuneration	Annual effective rate	Amortization conditions	Collateral	Taxa
CPFL Paulista
6th Issue	Single series	660	CDI + 0.8%	CDI + 0.87%	3 annual installments from July 2017	CPFL Energia guarantee	CDI
7th Issue	Single series	50,500	CDI + 0.83% (3)	CDI + 0.89%	4 annual installments from February 2018	CPFL Energia guarantee	CDI
8th Issue	1st series	213,804	IPCA + 4.42%	IPCA + 4.42%	1 installment in September 2022	CPFL Energia guarantee	IPCA
8th Issue	2nd series	355,718	IPCA + 4.66%	IPCA + 4.66%	2 annual installments from September 2023	CPFL Energia guarantee	IPCA
8th Issue	3rd series	130,478	IPCA + 5.05%	IPCA + 5.05%	3 annual installments from September 2025	CPFL Energia guarantee	IPCA

CPFL Piratininga
6th Issue	Single series	110	CDI + 0.8%	CDI + 0.91%	3 annual installments from July 2017	CPFL Energia guarantee	CDI
7th Issue	Single series	23,500	CDI + 0.83% (2)	CDI + 0.89%	4 annual installments from February 2018	CPFL Energia guarantee	CDI
8th Issue	2nd series	246,000	109.5% of CDI	109.5% CDI	2 annual installments from February 2021	CPFL Energia guarantee	CDI
8th Issue	1st series	60,000	IPCA + 5.2901%	IPCA + 5.2901%	2 annual installments from February 2023	CPFL Energia guarantee	IPCA

RGE
6th Issue	Single series	500	CDI + 0.8%	CDI + 0.88%	3 annual installments from July 2017	CPFL Energia guarantee	CDI
7th Issue	Single series	17,000	CDI + 0.83% (3)	CDI + 0.88%	4 annual installments from February 2018	CPFL Energia guarantee	CDI
8th Issue	2nd series	250,000	111.25% of CDI	111.25% CDI	2 annual installments from February 2021	CPFL Energia guarantee	CDI
8th Issue	1st series	130,000	IPCA + 5.3473%	IPCA + 5.3473%	2 annual installments from February 2023	CPFL Energia guarantee	IPCA

Companhia Luz e Força Santa Cruz
1st Issue	Single series	650	CDI + 1.4%	CDI + 1.52%	2 annual instalments from June 2017	CPFL Energia guarantee	CDI

Companhia Jaguari de Energia (CPFL Santa Cruz)
1st Issue	Single series	650	CDI + 1.4%	CDI + 1.52%	2 annual instalments from June 2017	CPFL Energia guarantee	CDI

RGE Sul
4th Issue	Single series	110,000	114.5% of CDI	120.65% of CDI	2 annual installments from October 2019	CPFL Energia guarantee	CDI
6th Issue	Single series	520,000	CDI + 0.48%	CDI + 0.48%	1 installment in December 2020	CPFL Energia guarantee	CDI

CPFL Brasil
3rd Issue	Single series	40,000	114.5% of CDI	120.04% of CDI	2 annual installments from October 2019	CPFL Energia guarantee	CDI

CPFL Geração
5th Issue	Single series	10,920	CDI + 1.4%	CDI + 1.48%	2 annual instalments from June 2017	CPFL Energia guarantee	CDI
6th Issue	Single series	46,000	CDI + 0.75% (1)	CDI + 0.75%	3 annual instalments from August 2018	CPFL Energia guarantee	CDI
7th Issue	Single series	63,500	CDI + 1.06%	CDI + 1.11%	1 installment in April 2019	CPFL Energia guarantee	CDI
8th Issue	Single series	1	IPCA + 5.86% (1)	103.33% CDI	1 installment in April 2019	CPFL Energia guarantee	IPCA
9th Issue	Single series	50,000	IPCA+ 5.4764%	101.74% of CDI	1 installment in October 2021	CPFL Energia guarantee	IPCA

CPFL Energia
5th Issue	Single series	62,500	114.5% of CDI	120.65% of CDI	2 annual installments from October 2019	No guarantee	CDI

CPFL Renováveis
1st Issue - SIIF	1st to 12th series	432,299,666	TJLP + 1%	TJLP + 1% + 0.6%	39 semiannual installments from 2009	Liens	TJLP
1st Issue - PCH Holding 2	Single series	1,581	CDI + 1.6%	CDI + 1.8%	9 annual installments from June 2015	CPFL Renováveis guarantee	CDI
1st Issue - Dobrevê	Single series	20	CDI + 1.75%	CDI + 1.75%	3 semiannual installments from May 2016	Unsecured	CDI
2nd Issue - Dobrevê	Single series	65	CDI + 1.34%	CDI + 1.34%	3 semiannual installments from April 2018	Unsecured	CDI
1st Issue - Pedra Cheirosa I	Single series	5,220	CDI + 2.85%	CDI + 2.85%	1 installment in March 2018	CPFL Renováveis guarantee	CDI
1st Issue - Pedra Cheirosa II	Single series	4,780	CDI + 2.85%	CDI + 2.85%	1 installment in March 2018	CPFL Renováveis guarantee	CDI
1st Issue - Boa Vista II	Single series	5,000	CDI + 2.85%	CDI + 2.85%	1 installment in September 2017	CPFL Renováveis guarantee	CDI
1st Issue - CPFL Renováveis	Single series	43,000	CDI + 1.7%	CDI + 2.6%	9 annual installments from May 2015	Assignment of dividends of BVP and PCH Holding	CDI
2nd Issue - CPFL Renováveis	Single series	300,000	114.0% of CDI	129.39% CDI	5 annual instalments from June 2017	Unsecured	CDI
3rd Issue - CPFL Renováveis	Single series	29,600	117.25% of CDI	120.64% CDI	3 semiannual installments from April 2018	Unsecured	CDI
4th Issue - CPFL Renováveis	1st series	20,000	126% CDI	134.22% CDI	3 annual installments from September 2019	CPFL Energia guarantee	CDI
5th Issue - CPFL Renováveis	Single series	100,000,000	129.5% of CDI	144.46% CDI	Semiannual installments from June 2018	Assignment of 60% of quotas and credit rights of PPA contracts of Ludesa, and Dobrevê guarantee	CDI
7th Issue - CPFL Renováveis	Single series	250,000	IPCA + 5.62%	IPCA + 6.14%	Bullet	CPFL Energia guarantee	IPCA

CERAN
1st Issue	1st series	318,000	107.75% of CDI	109.82% CDI	3 annual installments from December 2018	No guarantee	CDI
1st Issue	2nd series	212,000	107.75% of CDI	109.82% CDI	2 annual installments from December 2021	No guarantee	CDI

The Company and its subsidiaries hold swaps that convert the prefixed component of interest on the operation to interest rate variation in reais, corresponding to:
(1) 100.15% to 106.9% of CDI	(2) 107% to 107.9% of CDI		(3) 108% to 108.1% of CDI

(*) These debentures can be converted into shares and, therefore, are considered in the calculation of the dilutive effect for earnings per share (note 24)
(**) In accordance with IAS 39, this refers to borrowings costs attributable to issuance of the respective debt instruments.

The maturities of the debentures recognized in noncurrent liabilities are scheduled as follows:

2019	2,549,412
2020	1,907,240
2021	1,061,702
2022	975,082
2023	423,730
2024 to 2028	556,288
Total	7,473,454

Main debentures issuances during the year

			R$ thousand
Company	Issue	Quantity issued	Released in 2017	Released net of issuance costs	Interest	Utilization
CPFL Piratininga	8th Issue	306,000	306,000	303,437	Semiannual	Subsidiary's investment plan, debt profile and working capital improvement
RGE	8th Issue	380,000	380,000	376,605	Semiannual	Subsidiary's investment plan, debt profile and working capital improvement
CPFL Paulista	8th Issue	700,000	700,000	685,463	Semiannual	Subsidiary's investment plan, debt profile and working capital improvement
RGE Sul	6th Issue	520,000	220,000	219,887	Semiannual	Subsidiary's investment plan, debt profile and working capital improvement
CPFL Renováveis - parent company (a)	5th Issue	100,000,000	100,000	97,072	Semiannual	Subsidiary's investment plan
CPFL Renováveis - parent company (a)	7th Issue	250,000	250,000	243,472	Semiannual	Subsidiary's investment plan
CERAN	1st Issue	530,000	530,000	527,708	Semiannual	Transfer of resources to shareholders
			2,486,000	2,453,644

(a)	There are no financial covenants.

Pre-payment

6th issue - CPFL Paulista, CPFL Piratininga and RGE – At 2017, R$ 1,060,538 were paid of the 6th issue of debentures of the subsidiaries CPFL Paulista (R$ 681,279), CPFL Piratininga (R$ 67,610) and RGE (R$ 311,649), whose due date were July 2017 to July 2019.

5th issue of debentures - CPFL Energia – At 2017, R$ 460,194 of the Company’s 5th issue of debentures, with original maturities in October 2019 and 2020, were settled.

RESTRICTIVE COVENANTS

The debentures are subject to certain restrictive covenants, which include clauses that require the Company and its subsidiaries to maintain certain financial ratios within pre-established parameters. Moreover, these agreements contain restrictive non-financial covenants, which are complied with as per the last measurement period.

CPFL Energia, CPFL Paulista, CPFL Piratininga, RGE, RGE Sul, CPFL Geração, CPFL Brasil, Companhia Jaguari de Energia (“CPFL Santa Cruz”)

Maintaining, by the Company, of the following ratios:

•       Net indebtedness divided by EBITDA – maximum of 3.75;

•       EBITDA divided by Finance Income (Costs) - minimum of 2.25;

For purposes of determination of covenants, the definition of EBITDA, in the Company, takes into consideration the consolidation of subsidiaries, associates and joint ventures based on the Company’s interest in those companies (for EBITDA and assets and liabilities).

CPFL Renováveis

The issues of debentures for the year ended December 31, 2017 contain clauses that require the subsidiary CPFL Renováveis to maintain the following financial ratios:

-	1st issue of CPFL Renováveis

•       Operating debt service coverage ratio - minimum of 1.00;

•       Debt service coverage ratio - minimum of 1.05;

•       Net indebtedness divided by EBITDA - maximum of 5.4 in 2016, 4.6 in 2017, 4.0 in 2018 and 2019 and 3.75 from 2020;

•       EBITDA divided by Net finance costs - minimum of 1.75.

As at December 31, 2017, the subsidiary obtained approval from debenture holders for not comply with the following ratios:

(i)	Operating DSCR relating to the June 2017 calculation, through the General Meeting of Debenture Holders held on June 28, 2017;
(ii)	Operating DSCR relating to the December 2017 calculation, through the General Meeting of Debenture Holders held on June 28, 2017;

-	2nd and 3rd issue of CPFL Renováveis

•       Net indebtedness divided by EBITDA - maximum of 5.6 in 2015, 5.4 in 2016, 4.6 in 2017, 4.0 in 2018 and 2019 and 3.75 from 2020.

-	4th issue of CPFL Renováveis

•       Maintaining net indebtedness divided by EBITDA - maximum of 5.4 in 2016, 4.6 in 2017, 4.0 from 2018.

7ª Emissão – CPFL Renováveis

•          Maintaining net indebtedness divided by EBITDA - maximum of 3.75

•          Net indebtedness divided by EBITDA - maximum of 2.25

-	1st issue of the indirect subsidiary PCH Holding 2

•       Maintaining the Debt Service Coverage ratio of the subsidiary Santa Luzia at 1.2 or more from September 2014.

•       Net indebtedness divided by EBITDA - maximum of 5.4 in 2016, 4.6 in 2017, 4.0 in 2018 and 2019 and 3.75 from 2020.

-	2nd issue of Dobrevê Energia S/A (DESA)

•       Maintaining a net debt/dividend ratio less than or equal to 4.0 in 2016, 3.5 in 2017 and 3.5 in 2018.

CERAN

•	Net Debt to EBITDA ratio less than or equal to 3.0, calculated semiannually.

Various borrowings of the direct and indirect subsidiaries and joint ventures were subject to early maturity in the event of changes in the Company’s shareholding structure, except if at least one of the following shareholders, Camargo Corrêa and Previ, remained directly or indirectly in the Company’s control block.

In view of the change of the Company’s shareholding control in January 2017, the Company negotiated previously with the Group’s creditors that they would not declare the early maturity of such debentures, which started including State Grid International Development Limited or any entity directly or indirectly controlled by State Grid Corporation of China as exception for not declaring the early maturity of the debt.

Failure to comply with the restrictions mentioned may result in default in relation to other contractual obligations (cross default), depending on each agreement.

The Group’s management monitors these ratios on a systematic and continuous basis to ensure that the conditions are complied with. In the opinion of the Group’s management, all covenants and clauses are properly complied at December 31, 2017.